Other non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current financial assets
Debt securities	€ 316,071	€ 284,102
Equity investments	187,600	153,182
Other financial assets	292,185	174,300
Total	€ 795,856	€ 611,584